Loans - Schedule of Purchased Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
One-to four-family [Member] | Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount of loans	$ 134	$ 175